Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000244754
Shareholder Report [Line Items]
Fund Name	Brookstone Active ETF
Trading Symbol	BAMA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Brookstone Active ETF for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-active-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number	1-888-562-8880
Additional Information Website	https://www.brookstoneam.com/brookstone-active-etf
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Active ETF	$50	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[1]
AssetsNet	$ 45,865,012
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 142,714
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$45,865,012 Number of Portfolio Holdings6 Advisory Fee (net of waivers)$142,714 Portfolio Turnover58%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Fixed Income	34.7%
Equity	64.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio S&P 500 ETF	22.3%
State Street SPDR Portfolio S&P 500 Growth ETF	22.3%
SPDR Portfolio Aggregate Bond ETF	19.9%
iShares iBonds Dec 2027 Term Treasury ETF, USD Class	14.8%
iShares Core MSCI EAFE ETF	10.2%
iShares Core MSCI Emerging Markets ETF	10.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended November 30, 2025.
C000244755
Shareholder Report [Line Items]
Fund Name	Brookstone Dividend Stock ETF
Trading Symbol	BAMD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Brookstone Dividend Stock ETF for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-dividend-stock-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number	1-888-562-8880
Additional Information Website	https://www.brookstoneam.com/brookstone-dividend-stock-etf
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Dividend Stock ETF	$45	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[2]
AssetsNet	$ 99,713,930
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 320,002
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$99,713,930 Number of Portfolio Holdings30 Advisory Fee $320,002 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Materials	1.3%
Technology	3.2%
Health Care	3.7%
Consumer Discretionary	4.0%
Communications	6.3%
Energy	6.5%
Real Estate	13.0%
Consumer Staples	15.6%
Financials	20.9%
Utilities	25.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Portland General Electric Company	4.0%
Ford Motor Company	4.0%
Gilead Sciences, Inc.	3.7%
US Bancorp	3.7%
Edison International	3.7%
American Electric Power Company, Inc.	3.6%
Truist Financial Corporation	3.6%
Prudential Financial, Inc.	3.5%
Healthpeak Properties, Inc.	3.5%
Dominion Energy, Inc.	3.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended November 30, 2025.
C000244756
Shareholder Report [Line Items]
Fund Name	Brookstone Growth Stock ETF
Trading Symbol	BAMG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Brookstone Growth Stock ETF for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-growth-stock-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number	1-888-562-8880
Additional Information Website	https://www.brookstoneam.com/brookstone-growth-stock-etf
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Growth Stock ETF	$48	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.89%	[3]
AssetsNet	$ 125,649,491
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 390,921
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$125,649,491 Number of Portfolio Holdings30 Advisory Fee $390,921 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Consumer Staples	2.8%
Financials	3.6%
Health Care	7.5%
Industrials	10.8%
Consumer Discretionary	11.7%
Communications	21.5%
Technology	41.2%

Largest Holdings [Text Block]
Holding Name	% of Net Assets
Alphabet, Inc., Class A	5.2%
Alphabet, Inc., Class C	5.1%
Tesla, Inc.	4.4%
Caterpillar, Inc.	4.2%
Las Vegas Sands Corporation	4.2%
Expedia Group, Inc.	4.1%
Applied Materials, Inc.	4.2%
Eli Lilly & Company	4.1%
Apple, Inc.	4.0%
American Express Company	3.6%

C000244757
Shareholder Report [Line Items]
Fund Name	Brookstone Intermediate Bond ETF
Trading Symbol	BAMB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Brookstone Intermediate Bond ETF for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-intermediate-bond-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number	1-888-562-8880
Additional Information Website	https://www.brookstoneam.com/brookstone-intermediate-bond-etf
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Intermediate Bond ETF	$49	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[4]
Distribution of Capital [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

AssetsNet	$ 65,821,643
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 201,905
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$65,821,643 Number of Portfolio Holdings6 Advisory Fee (net of waivers)$201,905 Portfolio Turnover0%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Fixed Income	99.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares 7-10 Year Treasury Bond ETF	19.9%
iShares 3-7 Year Treasury Bond ETF	19.9%
Schwab Intermediate-Term U.S. Treasury ETF	19.8%
iShares iBonds Dec 2033 Term Treasury ETF	13.3%
iShares iBonds Dec 2032 Term Treasury ETF	13.3%
iShares iBonds Dec 2031 Term Treasury ETF	13.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended November 30, 2025.
C000244758
Shareholder Report [Line Items]
Fund Name	Brookstone Opportunities ETF
Trading Symbol	BAMO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Brookstone Opportunities ETF for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-opportunities-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number	1-888-562-8880
Additional Information Website	https://www.brookstoneam.com/brookstone-opportunities-etf
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Opportunities ETF	$50	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[5]
AssetsNet	$ 43,007,949
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 108,547
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$43,007,949 Number of Portfolio Holdings5 Advisory Fee (net of waivers)$108,547 Portfolio Turnover37%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Fixed Income	39.0%
Equity	61.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Dow Jones Industrial Average ETF	20.4%
iShares Core S&P 500 ETF	20.3%
Vanguard S&P 500 ETF	20.3%
iShares 0-3 Month Treasury Bond ETF	19.5%
SPDR Bloomberg 1-3 Month T-Bill ETF	19.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended November 30, 2025.
C000244759
Shareholder Report [Line Items]
Fund Name	Brookstone Ultra-Short Bond ETF
Trading Symbol	BAMU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Brookstone Ultra-Short Bond ETF for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-ultra-short-bond-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number	1-888-562-8880
Additional Information Website	https://www.brookstoneam.com/brookstone-ultra-short-bond-etf
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Ultra-Short Bond ETF	$48	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[6]
AssetsNet	$ 76,656,005
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 239,322
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$76,656,005 Number of Portfolio Holdings5 Advisory Fee $239,322 Portfolio Turnover21%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Fixed Income	99.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares iBonds Dec 2026 Term Treasury ETF, USD Class	20.0%
iShares 0-3 Month Treasury Bond ETF	19.9%
SPDR Bloomberg 3-12 Month T-Bill ETF	19.9%
SPDR Bloomberg 1-3 Month T-Bill ETF	19.9%
Invesco Short Term Treasury ETF	19.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended November 30, 2025.
C000244760
Shareholder Report [Line Items]
Fund Name	Brookstone Value Stock ETF
Trading Symbol	BAMV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Brookstone Value Stock ETF for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-value-stock-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number	1-888-562-8880
Additional Information Website	https://www.brookstoneam.com/brookstone-value-stock-etf
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Value Stock ETF	$47	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%	[7]
AssetsNet	$ 98,050,641
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 324,976
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$98,050,641 Number of Portfolio Holdings30 Advisory Fee $324,976 Portfolio Turnover12%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Communications	2.9%
Real Estate	3.0%
Consumer Discretionary	6.6%
Energy	6.7%
Consumer Staples	8.7%
Industrials	13.5%
Financials	16.0%
Health Care	19.4%
Technology	22.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Merck & Company, Inc.	4.1%
Advanced Micro Devices, Inc.	4.1%
Thermo Fisher Scientific, Inc.	4.1%
Johnson & Johnson	4.0%
Lennar Corporation, Class A	3.8%
Bank of America Corporation	3.7%
Bristol-Myers Squibb Company	3.7%
QUALCOMM, Inc.	3.7%
General Dynamics Corporation	3.6%
Fortive Corporation	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended November 30, 2025.
C000244761
Shareholder Report [Line Items]
Fund Name	Brookstone Yield ETF
Trading Symbol	BAMY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Brookstone Yield ETF for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-yield-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number	1-888-562-8880
Additional Information Website	https://www.brookstoneam.com/brookstone-yield-etf
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Yield ETF	$50	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[8]
AssetsNet	$ 41,657,303
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 127,548
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$41,657,303 Number of Portfolio Holdings6 Advisory Fee (net of waivers)$127,548 Portfolio Turnover40%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Fixed Income	39.0%
Equity	61.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares 0-3 Month Treasury Bond ETF	20.0%
SPDR Bloomberg 3-12 Month T-Bill ETF	19.0%
JPMorgan Nasdaq Equity Premium Income ETF	15.4%
JPMorgan Equity Premium Income ETF	15.3%
Global X S&P 500 Covered Call ETF	15.3%
Global X Nasdaq 100 Covered Call ETF	15.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended November 30, 2025.

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized